Cover	12 Months Ended
Jan. 31, 2025
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 7
Entity Registrant Name	IDAHO COPPER CORPORATION
Entity Central Index Key	0001263364
Entity Tax Identification Number	98-0221494
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	800 W. Main Street
Entity Address, Address Line Two	Suite 1460
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702
City Area Code	(208)
Local Phone Number	274-9220
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false